April 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 92 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of making certain changes to the name and principal investment strategy of the Aberdeen China Opportunities Fund, to be renamed the Aberdeen China A Share Equity Fund.  On or around June 13, 2019, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will update any other required information.

Please do not hesitate to contact the undersigned at 215-405-5757 with any questions or comments concerning this filing.

Sincerely,

/s/ Jennifer Rogers
Jennifer Rogers

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Margery Neale, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP